Financial Instruments and Fair Value Measures (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative instruments, notional amount and fair value
Derivatives in asset position	$ 21	$ 15	$ 39
Derivatives in liability position	143	106	43
Designated as hedging instrument | Interest rate contracts | Fair value hedges
Derivative instruments, notional amount and fair value
Notional amount of cash flow hedge instruments	8,000	8,000
Derivatives in asset position		0
Derivatives in liability position		81
Designated as hedging instrument | Interest rate contracts | Fair value hedges | Long-term liabilities
Derivative instruments, notional amount and fair value
Derivatives in liability position	121	81
Designated as hedging instrument | Foreign currency forward exchange contracts | Prepaid expenses and other
Derivative instruments, notional amount and fair value
Derivatives in asset position	7	1
Designated as hedging instrument | Foreign currency forward exchange contracts | Accounts payable and accrued liabilities
Derivative instruments, notional amount and fair value
Derivatives in liability position		10
Designated as hedging instrument | Foreign currency forward exchange contracts | Cash flow hedges
Derivative instruments, notional amount and fair value
Notional amount of cash flow hedge instruments	529	1,000	249
Approximate length of time over which accumulated gains and losses will be recognized in Cost of products sold	12 months	12 months
Derivatives in asset position		1	18
Derivatives in liability position		10
Not designated as hedging instrument | Foreign currency forward exchange contracts
Derivative instruments, notional amount and fair value
Notional amount of cash flow hedge instruments	3,800	4,300
Derivatives in asset position		14	21
Derivatives in liability position		15	43
Not designated as hedging instrument | Foreign currency forward exchange contracts | Prepaid expenses and other
Derivative instruments, notional amount and fair value
Derivatives in asset position	14	14
Not designated as hedging instrument | Foreign currency forward exchange contracts | Accounts payable and accrued liabilities
Derivative instruments, notional amount and fair value
Derivatives in liability position	$ 22	$ 15